Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficit) (Parenthetical)		12 Months Ended
	Nov. 24, 2025 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024
Condensed Statements of Stockholders' Equity (Deficit)
Conversion ratio			4.11795
Shares issued | shares	1,735,989	1,667,000
Price per share | $ / shares		$ 9